Pension and Other Postretirement Benefits, Other postretirement benefits plans amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) (Details) - Other postretirement benefits plans [Member] - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
U.S. [Member]
Amounts recognized in the consolidated balance sheets consist of: [Abstract]
Accrued benefit liability, current	$ (14)	$ (15)
Accrued benefit liability, long-term	(139)	(188)
Funded status of continuing operations, end of period	(153)	(203)
Amounts recognized in accumulated other comprehensive income (loss): [Abstract]
Actuarial and investment income (loss)	89	54
Prior service (credit) cost	0	0
Balance, end of period	89	54
Non-U.S. [Member]
Amounts recognized in the consolidated balance sheets consist of: [Abstract]
Accrued benefit liability, current	(1)	(1)
Accrued benefit liability, long-term	(40)	(67)
Funded status of continuing operations, end of period	(41)	(68)
Amounts recognized in accumulated other comprehensive income (loss): [Abstract]
Actuarial and investment income (loss)	18	(7)
Prior service (credit) cost	(1)	(1)
Balance, end of period	$ 17	$ (8)